RISK MANAGEMENT	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
RISK MANAGEMENT	RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

The Company’s activities potentially expose it to a variety of financial risks: market risk (foreign exchange risk and cash flow and fair value interest rate risk), credit risk and liquidity risk. The management of the Company’s financial risk is based on a financial policy approved by the Company’s board of directors.

(A) Market Risk
(I) Foreign Exchange Risk
Foreign currency risk is the risk that the fair value of future cash flows to an exposure will fluctuate because of changes in foreign exchange rates. The risk arises from future commercial transactions and recognized assets and liabilities which are denominated in a currency that is not the respective companies’ functional currencies. The currencies in which transactions and balances are primarily denominated are the Euro (“EUR”), U.S. dollar (“USD”) and British Pound Sterling (“GBP”). Management performs ongoing assessments of foreign currency fluctuations. Management identified an increased foreign exchange risk created by the USD-denominated Term Loan (see Note 15) in a subsidiary which has the Euro as its functional currency. In order to minimize the exposure, effective April 17, 2025, the Company entered into the Cross-Currency Interest Rate Swap (“CCIRS”) to synthetically convert the existing USD-denominated, floating rate Term Loan into Euro-denominated, fixed rate borrowings for the duration of the underlying Term Loan drawn under the Wells Fargo Amended and Restated Credit Agreement.

As of June 30, 2026 and 2025, the Company’s exposure to foreign exchange risks was primarily through cash, borrowings and working capital balances held by (i) its entities which have the Euro as the functional currency, exposed to GBP and USD, and (ii) its entities which have USD or GBP as the functional currency, exposed to EUR. Such balances included the following:

	As of June 30, 2026	As of June 30, 2025
Entities which have the Euro as the functional currency, exposed to GBP and USD
USD-denominated net liabilities (1)	(66,581)	(84,031)
GBP-denominated net (liabilities) assets	(882)	6,390
Entities which have USD or GBP as the functional currency, exposed to EUR
EUR-denominated net liabilities (2)	(7,371)	(5,663)
(1) The balances do not include the effect of the cash flow hedge.
(2) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended June 30, 2025.

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR (for entities which have the Euro as the functional currency) and movements in EUR exchange rates to USD and GBP (for entities which have USD or GBP as the functional currency), by 10% would result on average in the following gains or losses to the Company’s net loss:

	Six months ended June 30,
	2026	2025
Entities which have the Euro as the functional currency, exposed to GBP and USD
USD	6,728	8,488
GBP	89	742
Entities which have USD or GBP as the functional currency, exposed to EUR
EUR (1)	745	574
(1) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended June 30, 2025.
Management believes that 10% is a reasonable extent of currency fluctuations in the foreseeable future.
(II) Cash Flow and Fair Value Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. The Company’s exposure to interest rate risk as of June 30, 2026 arises from borrowings at variable rates (Note 15). The CCIRS minimizes the exposure to interest rate risk since it effectively converts the variable interest rate on the Term Loan into a fixed interest rate.

(III) Market Risk Management through the CCIRS

Effective April 17, 2025, the Company entered into the CCIRS to:

•receive USD-SOFR + 2.60% interest and pay 4.567% fixed Euro interest; and

•receive USD principal repayments equal to principal repayments due under the term loan (see Note 15) and pay EUR principal repayments (fixed at the April 17, 2025 spot rate of EUR1.1357) on the last business days of each of March, June, September and December commencing June 30, 2025.
The amounts relating to the CCIRS designated as a cash flow hedge as of June 30, 2026 were as follows:

	As of June 30, 2026
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	60,938	333	Derivative Financial Instrument

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Changes in the value of the hedging instrument recognized in OCI (net of related tax)	553	(2,669)	2,047	(2,669)
Hedge ineffectiveness gain (loss) recognized in profit or loss	30	(11)	—	(11)
Amount reclassified from hedging reserve to profit or loss (net of related tax)	(173)	2,024	(1,664)	2,024

The line item in profit or loss that includes hedge ineffectiveness is Finance expenses. The line item in profit or loss affected by the reclassification is Finance income - foreign exchange gain.

The valuation technique applied to determine the fair value of the CCIRS at the end of each reporting period is a discounted cash flow model wherein the future cash flows are estimated based on forward exchange rates and interest rates (from observable forward exchange rates and interest rates at the end of the reporting period), discounted at a rate that reflects the credit risk of the counterparties.
(B) Credit Risk
Credit risk arises from cash and cash equivalents, trade and other receivables and other non-current assets. The exposure as of the reporting date was as follows:

	As of June 30, 2026	As of December 31, 2025
Trade and other receivables (excluding prepayments and VAT receivable)	20,007	23,533
Cash and cash equivalents	8,809	15,814
Other non-current assets (1)	510	360
	29,326	39,707
(1) The comparative balance has been revised as reported in the interim condensed consolidated financial statements for the period ended December 31, 2025.

For the three and six months ended June 30, 2026 and 2025, no single customer generated at least 10% of the Company’s total revenue for the period.

The Company has the following financial assets that are subject to the expected credit loss model: trade receivables and other financial assets carried at amortized cost. The Company applies the IFRS 9 simplified approach to measuring expected credit losses (“ECL”) which uses a lifetime expected loss allowance for all trade receivables. The expected loss rates are based on the historical credit losses experienced over a recent twelve-month period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors (such as GDP growth, inflation rate and unemployment forecasts) affecting the ability of the customers to settle the receivables.
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2026	As of December 31, 2025
1-30 days past due	5,053	4,896
31-60 days past due	1,981	2,906
61-90 days past due	985	1,212
More than 90 days past due	1,281	992
	9,300	10,006
The Company recognized a specific provision of $439 on trade receivables as of June 30, 2026 (December 31, 2025: $680 and June 30, 2025: $960).
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Balance at the beginning of the period	1,773	1,971	1,816	1,664
Movements in credit loss allowance	(75)	87	(20)	344
Write-offs	(184)	(11)	(234)	(52)
Translation effect	(4)	129	(52)	220
Balance at the end of the period	1,510	2,176	1,510	2,176

For the three months ended June 30, 2026, the Company wrote off receivables from customers with a total value of $7 which had not been previously specifically provided for. For the six months ended June 30, 2026, the Company recorded net write-offs of receivables from customers of $34, representing amounts not previously specifically provided for, partially offset by collections of previously written off receivables from customers. For the three and six months ended June 30, 2025, the Company wrote off receivables from customers with a total value of $55 and $127, respectively.

The Company actively manages credit limits and exposures in a practical manner such that past due amounts receivable from the operator customers are within controlled parameters. Management assesses the credit quality of the operators, taking into account their financial position, past experience and other factors. The Company’s receivables are principally in respect of transactions with operators for whom there is no recent history of default. Management does not expect significant losses from non-performance by these operators above the ECL provision. The directors consider that the Company was not exposed to significant credit risk as at the end of the current reporting period.

As cash and cash equivalents are held with reputable financial institutions, any credit risk is deemed to be immaterial.
(C) Liquidity Risk

The Company is exposed to liquidity risk in relation to meeting future obligations associated with its financial liabilities, which are predominantly comprised of borrowings due to the third parties (Note 15), amounts committed on acquisitions (Note 16), and trade and other payables (Note 17). Prudent liquidity risk management includes maintaining sufficient cash and committed credit lines (Note 15) to ensure the availability of adequate funding to meet the Company’s obligations when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to its reputation.

Management monitors liquidity risk by continual observation of cash inflows and outflows. To improve the net cash inflows and maintain cash balances at a specified level, management ensures that no additional financing facilities are expected to be required over the coming year. In this respect, management does not consider liquidity risk to the Company as significant when taking into account the liquidity management process referred to above.

The following table summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2026
Non-derivative financial instruments
Deferred consideration (1)	27,966	—	—	27,966
Contingent consideration (2)	—	149	—	149
Borrowings and interest (3)	19,798	120,459	—	140,257
Lease liability	1,397	1,218	2,060	4,675
Trade and other payables (4)	10,433	—	—	10,433
	59,594	121,826	2,060	183,480
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	13,891	51,481	—	65,372
Inflow	(14,818)	(51,596)	—	(66,414)
Total	(927)	(115)	—	(1,042)
As of December 31, 2025
Non-derivative financial instruments
Deferred consideration (1)	5,005	38,299	—	43,304
Contingent consideration (2)	—	—	149	149
Borrowings and interest (3)	19,629	18,842	102,730	141,201
Lease liability	1,494	1,428	2,573	5,495
Trade and other payables (4)	9,902	1,120	—	11,022
	36,030	59,689	105,452	201,171
Derivative financial instrument
Cross-currency interest rate swap used for hedging:
Outflow	14,566	14,035	46,047	74,648
Inflow	(15,208)	(14,421)	(44,469)	(74,098)
Total	(642)	(386)	1,578	550
(1) See Note 16 for settlement of the deferred consideration.
(2) See Note 5 for settlement of the contingent consideration.
(3) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(4) The amounts above include trade payables, accrued bonuses related to acquisition, accrued legal fees, accrued general expenses and other financial liabilities.